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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  3/31/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN TRUSTS

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2005 (UNAUDITED)

                                                     NUMBER
                                                   OF SHARES               VALUE
------------------------------------------------------------------------------------------
COMMON STOCK - 96.2%
------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 18.9%
Carnival Corp.                                     1,720,000            $   89,113
Comcast Corp. (Class A) (Special)                  2,400,000                80,160  (a)
eBay Inc.                                            520,000                19,375  (a)
IAC/InterActiveCorp                                  670,000                14,921  (a,e)
Liberty Media Corp. (Series A)                     9,100,000                94,367  (a)
Liberty Media International Inc.
(Series A)                                           750,000                32,805  (a)
News Corp. (Class A)                                 600,000                10,152
Target Corp.                                         270,000                13,505
The Home Depot, Inc.                               2,090,000                79,922
UnitedGlobalCom Inc. (Class A)                       300,000                 2,838  (a)
                                                                           437,158

CONSUMER STAPLES - 2.5%
Colgate-Palmolive Co.                                286,670                14,956
PepsiCo, Inc.                                        820,000                43,485
                                                                            58,441

ENERGY - 4.9%
Exxon Mobil Corp.                                    760,000                45,296
Schlumberger Ltd.                                    950,000                66,956
                                                                           112,252

FINANCIALS - 16.3%
AFLAC Incorporated                                   510,000                19,003
Alleghany Corp.                                       37,142                10,288  (a)
American Express Co.                                 450,000                23,117
American International Group, Inc.                   440,000                24,380
Bank of America Corp.                                120,000                 5,292
Berkshire Hathaway Inc. (Class B)                     14,000                39,984  (a)
Citigroup Inc.                                     1,600,000                71,904
Federal Home Loan Mortgage Corp.                     150,000                 9,480
Federal National Mortgage Assoc.                     950,000                51,727
JPMorgan Chase & Co.                                 300,000                10,380
SLM Corp.                                            820,000                40,869
State Street Corp.                                 1,600,000                69,952  (c)
                                                                           376,376

HEALTHCARE - 21.6%
Abbott Laboratories                                  980,000                45,688
Amgen Inc.                                           780,000                45,404  (a)
Cardinal Health, Inc.                                340,000                18,972  (e)
DENTSPLY International Inc.                          475,000                25,845
IMS Health Inc.                                      410,000                10,000  (e)
Johnson & Johnson                                  1,375,000                92,345
Lincare Holdings Inc.                              1,400,000                61,922  (a,e)
Medtronic Inc.                                       430,000                21,908
Pfizer Inc.                                        2,600,000                68,302
UnitedHealth Group Incorporated                      480,000                45,782
WebMD Corp.                                          375,000                 3,187  (a,e)
Wyeth                                                820,000                34,588
Zimmer Holdings, Inc.                                320,000                24,899  (a)
                                                                           498,842

INDUSTRIALS - 4.9%
Dover Corp.                                        1,840,000                69,534
Equifax Inc.                                             700                    21  (e)
Iron Mountain Incorporated                           125,000                 3,605  (a)
Waste Management, Inc.                             1,370,000                39,524
                                                                           112,684

INFORMATION TECHNOLOGY - 22.1%
Analog Devices, Inc.                                 160,000                 5,782
Automatic Data Processing, Inc.                      880,000                39,556
Certegy Inc.                                       1,040,000                36,005
Checkfree Corp.                                      175,000                 7,133  (a)
Cisco Systems, Inc.                                1,740,000                31,129  (a)
Dell Inc.                                            980,000                37,652  (a)
First Data Corp.                                   2,600,000               102,206  (d)
Intel Corp.                                        1,410,000                32,754
Intuit Inc.                                        1,580,000                69,157  (a)
Microsoft Corp.                                    2,520,000                60,908
Molex Inc. (Class A)                               2,280,000                53,808  (e)
Paychex, Inc.                                        360,000                11,815
QUALCOMM, Inc.                                       220,000                 8,063
Yahoo! Inc.                                          430,000                14,577  (a)
                                                                           510,545

MATERIALS - 0.5%
Monsanto Co.                                         170,000                10,965

TELECOMMUNICATION SERVICES - 4.5%
Vodafone Group PLC ADR                             3,900,000               103,584

TOTAL INVESTMENTS IN SECURITIES                                          2,220,847
(COST $1,408,094)

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SHORT-TERM INVESTMENTS - 5.6%
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GEI Short Term Investment Fund
2.70%                                             85,808,899                85,809  (b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES
OUT ON LOAN - 1.9%

State Street Navigator Securities
Lending Prime Portfolio
2.78%                                             44,453,046                44,453 (b,c)

TOTAL SHORT-TERM INVESTMENTS                                               130,262
(COST $130,262)

TOTAL INVESTMENTS                                                        2,351,109
(COST $1,538,356)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (1.8)%                                                               (42,700)

                                                                        ----------
NET ASSETS  - 100.0%                                                    $2,308,409
                                                                        ==========


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NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2005


(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At March 31, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.



ABBREVIATIONS:

ADR    American Depository Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  May 26, 2005